Consolidated Variable Interest Entities	12 Months Ended
Dec. 31, 2016
Consolidated Variable Interest Entities Disclosure [Abstract]
Consolidated Variable Interest Entities
Consolidated Variable Interest Entities

As of December 31, 2016, we consolidated three VIEs: two entities that lease hotel properties and one management company. As of December 31, 2015, prior to the adoption of ASU 2015-02 and the resulting consolidation of two previously unconsolidated equity investments, we consolidated the two VIEs that lease hotel properties. In December 2016, one of the VIEs that we consolidated as a result of the adoption of ASU 2015-02 sold the hotel asset that it owned. As a result of the sale, we deconsolidated the VIE, as we no longer had the power to direct the activities that most significantly affected its performance. Our retained interest in the entity was accounted for as an equity investment and was included in other non-current assets in our consolidated balance sheet as of December 31, 2016.

We are the primary beneficiaries of these consolidated VIEs as we have the power to direct the activities that most significantly affect their economic performance. Additionally, we have the obligation to absorb their losses and the right to receive benefits that could be significant to them. The assets of our VIEs are only available to settle the obligations of the respective entities. Our consolidated balance sheets included the assets and liabilities of these entities, which primarily comprised the following:

	December 31,
	2016	2015
	(in millions)
Cash and cash equivalents	$57	$44
Accounts receivable, net	14	15
Property and equipment, net	52	44
Deferred income tax assets	58	62
Other non-current assets	53	49
Accounts payable, accrued expenses and other	33	33
Long-term debt	212	208

During the years ended December 31, 2016, 2015 and 2014, we did not provide any financial or other support to any VIEs that we were not previously contractually required to provide, nor do we intend to provide such support in the future.

In June 2015, one of our consolidated VIEs modified the terms of its capital lease, resulting in a reduction in long-term debt of $24 million. Since the capital lease asset had previously been fully impaired, this amount was recognized as a gain in other non-operating income, net in our consolidated statement of operations during the year ended December 31, 2015.